UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ENTRUSTPERMAL ALTERNATIVE SELECT VIT PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2016

ENTRUSTPERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited)	September 30, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 39.7%
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 4.2%
GKN PLC	63,130	$262,386	(a)
Goodyear Tire & Rubber Co.	16,676	538,635	(b)
Koito Manufacturing Co., Ltd.	5,100	248,287	(a)
NGK Spark Plug Co., Ltd.	25,600	451,019	(a)

Total Auto Components		1,500,327

Household Durables - 1.6%
Harman International Industries Inc.	7,061	596,302	(b)

Specialty Retail - 1.0%
Asbury Automotive Group Inc.	3,392	188,833	*
Office Depot Inc.	45,213	161,410

Total Specialty Retail		350,243

TOTAL CONSUMER DISCRETIONARY		2,446,872

ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Cheniere Energy Inc.	932	40,635	*
China Suntien Green Energy Corp., Ltd., Class H Shares	257,000	35,312	(a)
Cloud Peak Energy Inc.	9,797	53,296	*
CONSOL Energy Inc.	8,009	153,773
Cosan Ltd., Class A Shares	20,007	143,050
Ecopetrol SA, ADR	1,732	15,172	*
GasLog Ltd.	1,560	22,698
Golar LNG Ltd.	5,812	123,214
Hoegh LNG Holdings Ltd.	4,902	52,423	(a)
Yanzhou Coal Mining Co., Ltd., Class H Shares	115,353	78,241	(a)

TOTAL ENERGY		717,814

INDUSTRIALS - 7.7%
Aerospace & Defense - 1.6%
Spirit AeroSystems Holdings Inc., Class A Shares	4,026	179,318	*
Triumph Group Inc.	14,088	392,774	(b)

Total Aerospace & Defense		572,092

Airlines - 0.4%
Alaska Air Group Inc.	2,420	159,381

Commercial Services & Supplies - 0.4%
Mitie Group PLC	57,888	144,073	(a)

Construction & Engineering - 0.6%
AECOM	3,076	91,450	*
Beijing Urban Construction Design & Development Group Co., Ltd., Class H Shares	204,031	128,314	(a)(c)

Total Construction & Engineering		219,764

Electrical Equipment - 0.1%
Philips Lighting NV	1,029	27,341	*(a)(c)

Industrial Conglomerates - 0.4%
Beijing Enterprises Holdings Ltd.	26,140	133,128	(a)

Machinery - 2.5%
Kurita Water Industries Ltd.	13,800	328,136	(a)
Mueller Water Products Inc., Class A Shares	11,828	148,441
SKF AB, Class B Shares	14,176	244,552	(a)
Xylem Inc.	3,298	172,980

Total Machinery		894,109

Professional Services - 0.7%
Robert Half International Inc.	6,369	241,131

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	SHARES	VALUE
Road & Rail - 0.4%
Kansas City Southern	1,591	$148,472

Transportation Infrastructure - 0.6%
OHL Mexico SAB de CV	169,247	224,589	*

TOTAL INDUSTRIALS		2,764,080

INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 0.8%
CommScope Holding Co. Inc.	9,027	271,803	*

Electronic Equipment, Instruments & Components - 1.4%
Ingram Micro Inc., Class A Shares	6,667	237,745	(b)
Osaki Electric Co., Ltd.	5,536	55,767	(a)
VeriFone Systems Inc.	14,157	222,831	*

Total Electronic Equipment, Instruments & Components		516,343

Internet Software & Services - 0.2%
NetEase Inc., ADR	302	72,715

IT Services - 2.3%
Atos SE	4,471	481,758	(a)
ITOCHU Techno-Solutions Corp.	12,600	324,005	(a)

Total IT Services		805,763

Software - 0.2%
Silver Spring Networks Inc.	5,240	74,303	*

Technology Hardware, Storage & Peripherals - 0.5%
Diebold Inc.	6,906	171,200

TOTAL INFORMATION TECHNOLOGY		1,912,127

MATERIALS - 5.6%
Chemicals - 2.7%
Albemarle Corp.	936	80,019
Arkema SA	2,877	266,123	(a)
Eastman Chemical Co.	9,200	622,656	(b)

Total Chemicals		968,798

Construction Materials - 0.6%
Cemex SAB de CV, Participation Certificates, ADR	9,770	77,574	*
Eagle Materials Inc.	478	36,949
Martin Marietta Materials Inc.	204	36,538
Summit Materials Inc., Class A Shares	1,945	36,080	*
Vulcan Materials Co.	333	37,872

Total Construction Materials		225,013

Containers & Packaging - 2.2%
Owens-Illinois Inc.	42,683	784,940	*(b)

Metals & Mining - 0.1%
China Molybdenum Co., Ltd., Class H Shares	156,057	32,123	(a)

TOTAL MATERIALS		2,010,874

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
China Unicom (Hong Kong) Ltd.	60,000	73,035	(a)

UTILITIES - 12.0%
Electric Utilities - 7.6%
Avangrid Inc.	10,773	450,096
Companhia Energetica de Minas Gerais, ADR	17,116	44,330
Companhia Paranaense de Energia-Copel, ADR	2,484	25,759
DONG Energy A/S	5,444	226,442	*(a)(c)
Duke Energy Corp.	2,669	213,627
Entergy Corp.	2,448	187,835
Exelon Corp.	5,824	193,881

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY			SHARES		VALUE
Electric Utilities - (continued)
Hawaiian Electric Industries Inc.			8,921		$266,292
NextEra Energy Inc.			1,649		201,706
Pampa Energia SA, ADR			4,029		130,540	*
PG&E Corp.			2,261		138,305
Pinnacle West Capital Corp.			903		68,619
Power Assets Holdings Ltd.			49,843		488,210	(a)
Tenaga Nasional Berhad			28,918		100,103	(a)

Total Electric Utilities					2,735,745

Independent Power and Renewable Electricity Producers - 0.5%
China Longyuan Power Group Corp., Ltd., Class H Shares			35,611		29,159	(a)
Dynegy Inc.			2,630		32,586	*
Huadian Fuxin Energy Corp., Ltd., Class H Shares			196,097		46,774	(a)
NRG Energy Inc.			2,797		31,354
Talen Energy Corp.			3,145		43,558	*
Uniper SE			778		9,531	*

Total Independent Power and Renewable Electricity Producers					192,962

Multi-Utilities - 3.1%
Dominion Resources Inc.			1,912		142,004
E.ON SE			16,500		116,816	(a)
Hera SpA			108,206		291,536	(a)
SCANA Corp.			1,923		139,168
Sempra Energy			3,832		410,752

Total Multi-Utilities					1,100,276

Water Utilities - 0.8%
Beijing Enterprises Water Group Ltd.			162,938		110,969	(a)
Cia de Saneamento Basico do Estado de Sau Paulo, ADR			6,053		56,051
CT Environmental Group Ltd.			123,920		36,105	(a)
Guangdong Investment Ltd.			52,560		83,888	(a)

Total Water Utilities					287,013

TOTAL UTILITIES					4,315,996

TOTAL COMMON STOCKS (Cost - $13,526,541)					14,240,798

INVESTMENTS IN UNDERLYING FUNDS - 0.1%
Global X MSCI Colombia ETF (Cost - $33,070)			3,408		32,342

	RATE
PREFERRED STOCKS - 1.2%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 1.2%
Schaeffler AG (Cost - $383,443)	1.625%		26,373		417,210	(a)

		MATURITY DATE	FACE AMOUNT†
SOVEREIGN BONDS - 4.9%
Canada - 2.1%
Canada Treasury Bills	0.514%	2/23/17	980,000	CAD	745,545	(d)

Germany - 1.2%
German Treasury Bills	-0.756%	1/25/17	386,000	EUR	434,599	(d)(e)

United Kingdom - 1.6%
United Kingdom Treasury Bills	0.220%	12/5/16	450,000	GBP	582,775	(d)

TOTAL SOVEREIGN BONDS (Cost - $1,837,839)					1,762,919

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY		EXPIRATION DATE	CONTRACTS	VALUE
PURCHASED OPTIONS - 0.0%
NASDAQ 100 Stock Index, Put @ $4,675.00		10/21/16	1	$1,400
Tesla Motors Inc., Put @ $160.00		1/20/17	6	2,910
Tesla Motors Inc., Put @ $180.00		1/20/17	4	3,876

TOTAL PURCHASED OPTIONS (Cost - $15,442)				8,186

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $15,796,335)				16,461,455

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 23.3%
U.S. Treasury Bills - 3.8%
U.S. Treasury Bills	0.236%	12/22/16	430,000	429,676	(d)
U.S. Treasury Bills	0.271%	1/26/17	430,000	429,512	(d)
U.S. Treasury Bills	0.140%	10/13/16	260,000	259,980	(d)
U.S. Treasury Bills	0.211%	11/10/16	260,000	259,920	(d)

Total U.S. Treasury Bills (Cost - $1,379,088)				1,379,088

			SHARES
Money Market Funds - 19.5%
State Street Institutional Liquid Reserves Fund, Premier Class	0.400%		3,845,646	3,845,646
State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.198%		3,139,642	3,139,642

Total Money Market Funds (Cost - $6,985,288)				6,985,288

TOTAL SHORT-TERM INVESTMENTS (Cost - $8,364,376)				8,364,376

TOTAL INVESTMENTS - 69.2% (Cost - $24,160,711#)				24,825,831
Other Assets in Excess of Liabilities - 30.8%				11,053,189

TOTAL NET ASSETS - 100.0%				$35,879,020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Rate shown represents yield-to-maturity.

(e)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CAD	— Canadian Dollar
ETF	— Exchange-Traded Fund
EUR	— Euro
GBP	— British Pound

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡
COMMON STOCKS - (17.0)%
ENERGY - (0.6)%
Energy Equipment & Services - (0.1)%
Schlumberger Ltd.	(320)	$(25,165)

Oil, Gas & Consumable Fuels - (0.5)%
Chevron Corp.	(258)	(26,553)
Exxon Mobil Corp.	(293)	(25,573)
Kinder Morgan Inc.	(1,597)	(36,939)
Spectra Energy Corp.	(2,022)	(86,440)

Total Oil, Gas & Consumable Fuels		(175,505)

TOTAL ENERGY		(200,670)

EXCHANGE-TRADED FUNDS - (12.3)%
Alerian MLP ETF	(3,220)	(40,862)
iShares China Large-Cap ETF	(2,120)	(80,581)
iShares, Inc. - iShares MSCI Brazil Capped ETF	(5,306)	(178,971)
iShares, Inc. - iShares MSCI Mexico Capped ETF	(1,171)	(56,770)
Nomura TOPIX ETF	(37,300)	(501,972	)(a)
PowerShares QQQ TrustSM, Series 1	(579)	(68,739)
SPDR S&P 500 ETF Trust	(5,223)	(1,129,735)
SPDR S&P Midcap 400 ETF Trust	(3,159)	(891,691)
The Select Sector SPDR Trust - The Energy Select Sector SPDR Fund	(9,418)	(665,005)
Vanguard FTSE Europe ETF	(16,906)	(823,829)

TOTAL EXCHANGE-TRADED FUNDS		(4,438,155)

INDUSTRIALS - (0.2)%
Electrical Equipment - (0.2)%
Generac Holdings Inc.	(1,514)	(54,958	)*
Nordex SE	(547)	(16,616	)*(a)

TOTAL INDUSTRIALS		(71,574)

INFORMATION TECHNOLOGY - (0.2)%
Semiconductors & Semiconductor Equipment - (0.2)%
First Solar Inc.	(1,376)	(54,339	)*
SolarEdge Technologies Inc.	(1,170)	(20,159	)*

TOTAL INFORMATION TECHNOLOGY		(74,498)

MATERIALS - (0.1)%
Chemicals - (0.1)%
Wacker Chemie AG	(209)	(17,609	)(a)

UTILITIES - (3.6)%
Electric Utilities - (1.4)%
CEZ AS	(2,062)	(36,805	)(a)
Enel SpA	(9,608)	(42,852	)(a)
FirstEnergy Corp.	(2,807)	(92,855)
Fortum OYJ	(4,051)	(65,436	)(a)
Southern Co.	(2,078)	(106,601)
Terna-Rete Elettrica Nazionale SpA	(7,779)	(40,110	)(a)
Xcel Energy Inc.	(2,987)	(122,885)

Total Electric Utilities		(507,544)

Gas Utilities - (0.1)%
Tokyo Gas Co., Ltd.	(10,890)	(48,453	)(a)

Independent Power and Renewable Electricity Producers - (0.6)%
Calpine Corp.	(15,420)	(194,909	)*

Multi-Utilities - (0.9)%
Consolidated Edison Inc.	(1,488)	(112,046)
Public Service Enterprise Group Inc.	(1,172)	(49,072)
WEC Energy Group Inc.	(2,534)	(151,736)

Total Multi-Utilities		(312,854)

Water Utilities - (0.6)%
American Water Works Co. Inc.	(1,816)	(135,909)
Aqua America Inc.	(2,649)	(80,742)

Total Water Utilities		(216,651)

TOTAL UTILITIES		(1,280,411)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(5,881,269))		$(6,082,917)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviation used in this schedule:

SPDR	— Standard & Poor’s Depositary Receipts

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

EnTrustPermal Alternative Select VIT Portfolio (formerly Permal Alternative Select VIT Portfolio) (the “Portfolio”) is a separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Portfolio seeks to achieve its investment objective by implementing a tactical asset allocation program of alternative strategies overseen by the Portfolio’s manager, EnTrustPermal Management LLC (“EnTrustPermal”), through which the Portfolio will allocate its assets among a number of alternative investment strategies implemented by multiple investment subadvisers. EnTrustPermal may also manage Portfolio assets directly.

The Portfolio’s assets may be invested in wholly-owned and controlled subsidiaries, each of which will have the same investment objective as the Portfolio. The Portfolio intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Alternative Select VIT Portfolio Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary is expected to invest, directly or indirectly through the use of derivatives, in securities and commodity interests, which include commodity futures (including futures on broad-based securities indexes or interest rate futures, options on commodity futures, certain swaps and other investments). This schedule of investments is the consolidated schedule of investments of the Portfolio and the Subsidiary.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted

Notes to Consolidated Schedule of Investments (unaudited) (continued)

securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$1,485,180	$961,692	—	$2,446,872
Energy	551,838	165,976	—	717,814
Industrials	1,758,536	1,005,544	—	2,764,080
Information Technology	1,050,597	861,530	—	1,912,127
Materials	1,712,628	298,246	—	2,010,874
Telecommunication Services	—	73,035	—	73,035
Utilities	2,785,994	1,530,002	—	4,315,996
Investments in Underlying Funds	32,342	—	—	32,342
Preferred Stocks	—	417,210	—	417,210
Sovereign Bonds	—	1,762,919	—	1,762,919
Purchased Options	8,186	—	—	8,186

Total Long-Term Investments	$9,385,301	$7,076,154	—	$16,461,455

Short-Term Investments†:
U.S. Treasury Bills	—	1,379,088	—	1,379,088
Money Market Funds	6,985,288	—	—	6,985,288

Total Short-Term Investments	$6,985,288	$1,379,088	—	$8,364,376

Total Investments	$16,370,589	$8,455,242	—	$24,825,831

Other Financial Instruments:
Futures Contracts	100,786	—	—	100,786
Forward Foreign Currency Contracts	—	323,598	—	323,598
OTC Total Return Swaps‡	—	204,493	—	204,493

Total Other Financial Instruments	$100,786	$528,091	—	$628,877

Total	$16,471,375	$8,983,333	—	$25,454,708

Notes to Consolidated Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Securities Sold Short
Common Stocks:
Exchange-Traded Funds	$3,936,183	$501,972	—	$4,438,155
Industrials	54,958	16,616	—	71,574
Materials	—	17,609	—	17,609
Utilities	1,046,755	233,656	—	1,280,411
Other common stocks	275,168	—	—	275,168
Futures Contracts	34,981	—	—	34,981
Forward Foreign Currency Contracts	—	509,431	—	509,431
OTC Total Return Swaps	—	51,887	—	51,887

Total	$5,348,045	$1,331,171	—	$6,679,216

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

For the period ended September 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period. At September 30, 2016, securities valued at $5,313,235 and securities sold short valued at $769,853 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,095,157
Gross unrealized depreciation	(430,037)

Net unrealized appreciation	$665,120

At September 30, 2016, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month Bankers Acceptance	9	9/17	$1,700,385	$1,700,170	$(215)
3-Month Euribor	72	3/19	20,289,166	20,292,071	2,905
90-Day Eurodollar	26	3/19	6,421,984	6,420,700	(1,284)
90-Day Sterling	76	9/18	12,278,115	12,278,942	827
CAC 40 10 Euro Index	2	10/16	98,169	99,832	1,663
Dax Index	1	12/16	291,145	295,230	4,085
E-Mini NASDAQ 100 Index	6	12/16	564,299	584,430	20,131
E-Mini Nikkei 225 Index	9	12/16	149,032	145,999	(3,033)
E-Mini S&P 500 Index	11	12/16	1,168,493	1,188,220	19,727
Euro Stoxx 50	5	12/16	168,674	168,165	(509)
FTSE 100 Index	6	12/16	519,384	533,301	13,917
Gold 100 Ounce	2	12/16	265,354	263,420	(1,934)
H-shares Index	2	10/16	125,680	123,769	(1,911)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Hang Seng Index	1	10/16	$152,128	$150,282	$(1,846)
LME Copper	1	11/16	116,502	121,500	4,998
LME Copper	1	12/16	119,231	121,675	2,444
LME Price Aluminum	1	10/16	41,815	41,619	(196)
LME Price Aluminum	2	11/16	80,515	83,437	2,922
LME Price Aluminum	2	12/16	81,687	83,725	2,038
LME Zinc	1	10/16	54,795	59,275	4,480
LME Zinc	1	11/16	57,065	59,381	2,316
LME Zinc	1	12/16	56,715	59,481	2,766
Low Sulphur Gasoil	1	11/16	42,325	44,775	2,450
MSCI Taiwan Index	1	10/16	34,714	34,170	(544)
Natural Gas	1	10/16	30,832	29,060	(1,772)
Russell 2000 Mini Index	1	12/16	121,013	124,830	3,817
Silver	1	12/16	96,628	96,070	(558)
Sugar No. 11	1	2/17	24,564	25,760	1,196
U.S. Treasury Long-Term Bonds	1	12/16	168,562	168,156	(406)
U.S. Treasury Ultra Long-Term Bonds	1	12/16	183,812	183,875	63
WTI Crude	1	10/16	45,222	48,240	3,018

					81,555

Contracts to Sell:
CBOE Volatility Index	1	11/16	17,970	16,950	1,020
Corn	3	12/16	50,855	50,512	343
LME Copper	1	11/16	116,665	121,500	(4,835)
LME Copper	1	12/16	116,591	121,675	(5,084)
LME Price Aluminum	1	10/16	41,319	41,619	(300)
LME Price Aluminum	2	11/16	80,539	83,438	(2,899)
LME Price Aluminum	1	12/16	39,244	41,862	(2,618)
LME Zinc	1	10/16	56,997	59,275	(2,278)
LME Zinc	1	11/16	56,622	59,381	(2,759)
Wheat	2	12/16	43,860	40,200	3,660

					(15,750)

Net unrealized appreciation on open futures contracts					$65,805

At September 30, 2016, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	160,000	JPY	12,384,237	Deutsche Bank AG	10/14/16	$257
AUD	140,000	JPY	10,935,344	Deutsche Bank AG	10/14/16	(753)
AUD	20,000	USD	15,218	Deutsche Bank AG	10/14/16	87
AUD	1,360,000	USD	1,034,470	Deutsche Bank AG	10/14/16	6,210
AUD	330,000	USD	253,167	Deutsche Bank AG	10/14/16	(649)
AUD	220,000	USD	168,747	Deutsche Bank AG	10/14/16	(402)
AUD	180,000	USD	138,313	Deutsche Bank AG	10/14/16	(576)
CAD	80,000	USD	61,195	Deutsche Bank AG	10/14/16	(212)
EUR	370,000	USD	416,234	Deutsche Bank AG	10/14/16	(403)
EUR	510,000	USD	575,377	Deutsche Bank AG	10/14/16	(2,205)
EUR	90,000	USD	100,975	Deutsche Bank AG	10/14/16	174
JPY	6,883,667	AUD	90,000	Deutsche Bank AG	10/14/16	(958)
JPY	28,285,261	AUD	370,000	Deutsche Bank AG	10/14/16	(4,081)
JPY	772,330	AUD	10,000	Deutsche Bank AG	10/14/16	(33)
JPY	15,322,500	AUD	200,000	Deutsche Bank AG	10/14/16	(1,878)
JPY	10,660,000	USD	106,014	Deutsche Bank AG	10/14/16	(848)
JPY	244,870,000	USD	2,436,690	Deutsche Bank AG	10/14/16	(20,947)
JPY	19,640,000	USD	195,038	Deutsche Bank AG	10/14/16	(1,281)
JPY	46,360,000	USD	459,651	Deutsche Bank AG	10/14/16	(2,291)
MXN	200,000	USD	10,275	Deutsche Bank AG	10/14/16	28
NOK	1,470,000	USD	180,858	Deutsche Bank AG	10/14/16	3,022
NOK	290,000	USD	35,822	Deutsche Bank AG	10/14/16	454

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	130,000	USD	16,003	Deutsche Bank AG	10/14/16	$259
NOK	210,000	USD	25,971	Deutsche Bank AG	10/14/16	297
NOK	190,000	USD	23,628	Deutsche Bank AG	10/14/16	139
NOK	170,000	USD	21,270	Deutsche Bank AG	10/14/16	(4)
NZD	920,000	USD	664,508	Deutsche Bank AG	10/14/16	5,114
NZD	60,000	USD	43,812	Deutsche Bank AG	10/14/16	(141)
PLN	190,000	USD	49,561	Deutsche Bank AG	10/14/16	114
PLN	10,000	USD	2,624	Deutsche Bank AG	10/14/16	(9)
PLN	10,000	USD	2,616	Deutsche Bank AG	10/14/16	(1)
PLN	10,000	USD	2,611	Deutsche Bank AG	10/14/16	3
PLN	10,000	USD	2,605	Deutsche Bank AG	10/14/16	10
SEK	30,000	USD	3,524	Deutsche Bank AG	10/14/16	(25)
TRY	260,000	USD	86,789	Deutsche Bank AG	10/14/16	(345)
TRY	10,000	USD	3,346	Deutsche Bank AG	10/14/16	(21)
USD	311,447	AUD	410,000	Deutsche Bank AG	10/14/16	(2,287)
USD	75,794	CAD	100,000	Deutsche Bank AG	10/14/16	(435)
USD	30,349	CAD	40,000	Deutsche Bank AG	10/14/16	(143)
USD	37,831	CAD	50,000	Deutsche Bank AG	10/14/16	(283)
USD	22,691	CAD	30,000	Deutsche Bank AG	10/14/16	(178)
USD	30,498	CAD	40,000	Deutsche Bank AG	10/14/16	6
USD	291,980	EUR	260,000	Deutsche Bank AG	10/14/16	(225)
USD	123,424	EUR	110,000	Deutsche Bank AG	10/14/16	(202)
USD	145,853	EUR	130,000	Deutsche Bank AG	10/14/16	(249)
USD	867,017	GBP	670,000	Deutsche Bank AG	10/14/16	(1,600)
USD	64,905	GBP	50,000	Deutsche Bank AG	10/14/16	83
USD	38,969	GBP	30,000	Deutsche Bank AG	10/14/16	76
USD	13,008	GBP	10,000	Deutsche Bank AG	10/14/16	44
USD	25,997	GBP	20,000	Deutsche Bank AG	10/14/16	69
USD	25,978	GBP	20,000	Deutsche Bank AG	10/14/16	49
USD	62,540	JPY	6,310,000	Deutsche Bank AG	10/14/16	289
USD	471,511	JPY	47,930,000	Deutsche Bank AG	10/14/16	(1,338)
USD	127,980	MXN	2,540,000	Deutsche Bank AG	10/14/16	(2,865)
USD	5,028	MXN	100,000	Deutsche Bank AG	10/14/16	(123)
USD	3,569	MXN	70,000	Deutsche Bank AG	10/14/16	(37)
USD	4,624	MXN	90,000	Deutsche Bank AG	10/14/16	(12)
USD	3,086	MXN	60,000	Deutsche Bank AG	10/14/16	(5)
USD	14,510	NZD	20,000	Deutsche Bank AG	10/14/16	(47)
USD	7,249	NZD	10,000	Deutsche Bank AG	10/14/16	(30)
USD	7,807	PLN	30,000	Deutsche Bank AG	10/14/16	(37)
USD	130,182	SEK	1,110,000	Deutsche Bank AG	10/14/16	725
USD	7,000	SEK	60,000	Deutsche Bank AG	10/14/16	2
USD	8,165	SEK	70,000	Deutsche Bank AG	10/14/16	1
USD	6,994	SEK	60,000	Deutsche Bank AG	10/14/16	(4)
USD	2,331	SEK	20,000	Deutsche Bank AG	10/14/16	(1)
USD	36,809	TRY	110,000	Deutsche Bank AG	10/14/16	236
USD	10,040	TRY	30,000	Deutsche Bank AG	10/14/16	65
USD	26,617	TRY	80,000	Deutsche Bank AG	10/14/16	19
USD	13,300	TRY	40,000	Deutsche Bank AG	10/14/16	1
USD	3,665	ZAR	50,000	Deutsche Bank AG	10/14/16	29
USD	7,216	ZAR	100,000	Deutsche Bank AG	10/14/16	(57)
USD	2,895	ZAR	40,000	Deutsche Bank AG	10/14/16	(15)
ZAR	1,180,000	USD	85,908	Deutsche Bank AG	10/14/16	(79)
ZAR	70,000	USD	5,110	Deutsche Bank AG	10/14/16	(19)
ZAR	60,000	USD	4,434	Deutsche Bank AG	10/14/16	(70)
AUD	30,000	JPY	2,295,741	Deutsche Bank AG	12/21/16	203
AUD	60,000	JPY	4,567,204	Deutsche Bank AG	12/21/16	646
AUD	4,016,338	USD	3,020,206	Deutsche Bank AG	12/21/16	48,342
BRL	130,000	USD	38,121	Deutsche Bank AG	12/21/16	956
BRL	10,000	USD	2,951	Deutsche Bank AG	12/21/16	55
BRL	40,000	USD	11,944	Deutsche Bank AG	12/21/16	80
BRL	10,000	USD	3,000	Deutsche Bank AG	12/21/16	6
BRL	30,000	USD	9,049	Deutsche Bank AG	12/21/16	(31)
BRL	20,000	USD	6,119	Deutsche Bank AG	12/21/16	(108)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	10,000	USD	3,030	Deutsche Bank AG	12/21/16	$(24)
BRL	10,000	USD	3,022	Deutsche Bank AG	12/21/16	(16)
BRL	10,000	USD	3,020	Deutsche Bank AG	12/21/16	(14)
BRL	20,000	USD	6,057	Deutsche Bank AG	12/21/16	(45)
CAD	288,524	USD	220,342	Deutsche Bank AG	12/21/16	(296)
EUR	1,716,516	USD	1,925,030	Deutsche Bank AG	12/21/16	10,185
EUR	186,665	USD	209,460	Deutsche Bank AG	12/21/16	987
EUR	869,461	USD	972,575	Deutsche Bank AG	12/21/16	7,663
EUR	938,527	USD	1,058,847	Deutsche Bank AG	12/21/16	(744)
EUR	400,396	USD	451,492	Deutsche Bank AG	12/21/16	(82)
EUR	282,424	USD	318,134	Deutsche Bank AG	12/21/16	273
GBP	76,082	USD	100,174	Deutsche Bank AG	12/21/16	(1,401)
INR	20,680,000	USD	305,033	Deutsche Bank AG	12/21/16	1,523
INR	1,530,000	USD	22,579	Deutsche Bank AG	12/21/16	101
INR	960,000	USD	14,168	Deutsche Bank AG	12/21/16	63
INR	3,130,000	USD	46,297	Deutsche Bank AG	12/21/16	101
INR	460,000	USD	6,821	Deutsche Bank AG	12/21/16	(2)
INR	1,270,000	USD	18,807	Deutsche Bank AG	12/21/16	19
INR	1,770,000	USD	26,328	Deutsche Bank AG	12/21/16	(90)
INR	1,800,000	USD	26,770	Deutsche Bank AG	12/21/16	(87)
INR	920,000	USD	13,674	Deutsche Bank AG	12/21/16	(37)
JPY	6,850,685	AUD	90,000	Deutsche Bank AG	12/21/16	(970)
JPY	27,960,000	USD	275,687	Deutsche Bank AG	12/21/16	994
JPY	42,609,859	USD	423,996	Deutsche Bank AG	12/21/16	(2,345)
NOK	1,883,318	USD	226,076	Deutsche Bank AG	12/21/16	9,548
NOK	2,349,841	USD	289,151	Deutsche Bank AG	12/21/16	4,841
NOK	1,415,934	USD	175,340	Deutsche Bank AG	12/21/16	1,809
NZD	1,099,994	USD	795,758	Deutsche Bank AG	12/21/16	2,799
NZD	1,319,158	USD	973,747	Deutsche Bank AG	12/21/16	(16,085)
SEK	3,444,681	USD	404,530	Deutsche Bank AG	12/21/16	(1,401)
SEK	1,911,792	USD	224,186	Deutsche Bank AG	12/21/16	(451)
USD	2,898	BRL	10,000	Deutsche Bank AG	12/21/16	(108)
USD	12,034	BRL	40,000	Deutsche Bank AG	12/21/16	10
USD	173,429	CAD	229,479	Deutsche Bank AG	12/21/16	(1,585)
USD	391,623	EUR	349,420	Deutsche Bank AG	12/21/16	(2,316)
USD	518,874	EUR	460,070	Deutsche Bank AG	12/21/16	187
USD	298,879	EUR	265,729	Deutsche Bank AG	12/21/16	(706)
USD	157,709	EUR	140,350	Deutsche Bank AG	12/21/16	(523)
USD	39,250	INR	2,670,000	Deutsche Bank AG	12/21/16	(330)
USD	10,162	INR	690,000	Deutsche Bank AG	12/21/16	(66)
USD	13,091	INR	890,000	Deutsche Bank AG	12/21/16	(102)
USD	114,707	INR	7,740,000	Deutsche Bank AG	12/21/16	(29)
USD	1,288,687	JPY	132,477,039	Deutsche Bank AG	12/21/16	(22,253)
USD	102,216	JPY	10,410,000	Deutsche Bank AG	12/21/16	(797)
USD	170,920	JPY	17,550,000	Deutsche Bank AG	12/21/16	(2,748)
USD	1,424,496	NOK	11,873,319	Deutsche Bank AG	12/21/16	(60,990)
USD	142,494	NOK	1,159,489	Deutsche Bank AG	12/21/16	(2,572)
USD	1,538,121	SEK	13,129,404	Deutsche Bank AG	12/21/16	1,595
USD	1,128,744	SGD	1,539,438	Deutsche Bank AG	12/21/16	(480)
USD	936,759	SGD	1,273,430	Deutsche Bank AG	12/21/16	2,659
AUD	377,373	USD	283,864	Morgan Stanley & Co. Inc.	12/21/16	4,455
AUD	498,115	USD	380,668	Morgan Stanley & Co. Inc.	12/21/16	(100)
AUD	921,807	USD	688,339	Morgan Stanley & Co. Inc.	12/21/16	15,936
AUD	457,504	USD	347,262	Morgan Stanley & Co. Inc.	12/21/16	2,279
AUD	320,987	USD	246,244	Morgan Stanley & Co. Inc.	12/21/16	(1,005)
AUD	262,377	USD	201,048	Morgan Stanley & Co. Inc.	12/21/16	(588)
AUD	447,302	USD	339,801	Morgan Stanley & Co. Inc.	12/21/16	1,945
CAD	559,876	USD	428,379	Morgan Stanley & Co. Inc.	12/21/16	(1,384)
CAD	663,648	USD	510,120	Morgan Stanley & Co. Inc.	12/21/16	(3,982)
CAD	875,922	USD	679,393	Morgan Stanley & Co. Inc.	12/21/16	(11,363)
CAD	186,213	USD	141,663	Morgan Stanley & Co. Inc.	12/21/16	355
CAD	853,744	USD	652,434	Morgan Stanley & Co. Inc.	12/21/16	(1,318)
EUR	352,305	USD	394,625	Morgan Stanley & Co. Inc.	12/21/16	2,567

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	763,336	USD	858,126	Morgan Stanley & Co. Inc.	12/21/16	$2,465
EUR	215,311	USD	243,688	Morgan Stanley & Co. Inc.	12/21/16	(944)
EUR	96,040	USD	108,235	Morgan Stanley & Co. Inc.	12/21/16	41
GBP	552,906	USD	744,180	Morgan Stanley & Co. Inc.	12/21/16	(26,373)
GBP	297,116	USD	398,394	Morgan Stanley & Co. Inc.	12/21/16	(12,665)
GBP	281,162	USD	376,025	Morgan Stanley & Co. Inc.	12/21/16	(11,008)
GBP	896,010	USD	1,192,089	Morgan Stanley & Co. Inc.	12/21/16	(28,849)
GBP	806,261	USD	1,065,515	Morgan Stanley & Co. Inc.	12/21/16	(18,791)
GBP	316,278	USD	409,573	Morgan Stanley & Co. Inc.	12/21/16	1,032
GBP	178,260	USD	232,181	Morgan Stanley & Co. Inc.	12/21/16	(756)
GBP	120,398	USD	157,023	Morgan Stanley & Co. Inc.	12/21/16	(717)
GBP	139,917	USD	181,438	Morgan Stanley & Co. Inc.	12/21/16	208
JPY	211,690,376	USD	2,082,655	Morgan Stanley & Co. Inc.	12/21/16	12,150
JPY	24,164,330	USD	233,719	Morgan Stanley & Co. Inc.	12/21/16	5,402
JPY	10,207,102	USD	100,577	Morgan Stanley & Co. Inc.	12/21/16	429
JPY	21,306,243	USD	210,203	Morgan Stanley & Co. Inc.	12/21/16	635
NOK	1,065,352	USD	128,198	Morgan Stanley & Co. Inc.	12/21/16	5,090
NOK	2,725,207	USD	326,180	Morgan Stanley & Co. Inc.	12/21/16	14,774
NOK	1,701,095	USD	208,077	Morgan Stanley & Co. Inc.	12/21/16	4,749
NOK	2,111,683	USD	255,523	Morgan Stanley & Co. Inc.	12/21/16	8,673
NZD	241,750	USD	174,261	Morgan Stanley & Co. Inc.	12/21/16	1,241
NZD	3,743,120	USD	2,704,367	Morgan Stanley & Co. Inc.	12/21/16	13,006
NZD	350,954	USD	253,503	Morgan Stanley & Co. Inc.	12/21/16	1,277
NZD	656,844	USD	476,666	Morgan Stanley & Co. Inc.	12/21/16	180
NZD	808,547	USD	598,623	Morgan Stanley & Co. Inc.	12/21/16	(11,646)
NZD	173,062	USD	126,242	Morgan Stanley & Co. Inc.	12/21/16	(605)
NZD	213,757	USD	154,725	Morgan Stanley & Co. Inc.	12/21/16	455
NZD	306,470	USD	223,369	Morgan Stanley & Co. Inc.	12/21/16	(882)
NZD	1,011,450	USD	732,281	Morgan Stanley & Co. Inc.	12/21/16	1,996
NZD	235,659	USD	170,990	Morgan Stanley & Co. Inc.	12/21/16	90
SEK	1,831,947	USD	214,827	Morgan Stanley & Co. Inc.	12/21/16	(435)
SEK	2,585,899	USD	303,690	Morgan Stanley & Co. Inc.	12/21/16	(1,064)
SEK	8,745,582	USD	1,029,978	Morgan Stanley & Co. Inc.	12/21/16	(6,488)
SEK	2,710,332	USD	322,529	Morgan Stanley & Co. Inc.	12/21/16	(5,341)
SEK	1,094,496	USD	130,888	Morgan Stanley & Co. Inc.	12/21/16	(2,799)
SEK	3,399,068	USD	402,429	Morgan Stanley & Co. Inc.	12/21/16	(4,638)
SGD	299,597	USD	219,839	Morgan Stanley & Co. Inc.	12/21/16	(77)
SGD	178,692	USD	131,563	Morgan Stanley & Co. Inc.	12/21/16	(488)
USD	2,696,323	AUD	3,597,586	Morgan Stanley & Co. Inc.	12/21/16	(52,291)
USD	151,698	AUD	201,725	Morgan Stanley & Co. Inc.	12/21/16	(2,423)
USD	263,677	AUD	345,694	Morgan Stanley & Co. Inc.	12/21/16	(439)
USD	508,996	AUD	677,286	Morgan Stanley & Co. Inc.	12/21/16	(8,462)
USD	273,089	AUD	364,234	Morgan Stanley & Co. Inc.	12/21/16	(5,192)
USD	1,168,396	AUD	1,564,976	Morgan Stanley & Co. Inc.	12/21/16	(27,271)
USD	81,217	AUD	106,449	Morgan Stanley & Co. Inc.	12/21/16	(111)
USD	233,216	CAD	304,675	Morgan Stanley & Co. Inc.	12/21/16	853
USD	852,874	CAD	1,120,885	Morgan Stanley & Co. Inc.	12/21/16	(1,981)
USD	198,348	CAD	261,324	Morgan Stanley & Co. Inc.	12/21/16	(954)
USD	459,034	CAD	603,893	Morgan Stanley & Co. Inc.	12/21/16	(1,531)
USD	481,344	CAD	635,507	Morgan Stanley & Co. Inc.	12/21/16	(3,332)
USD	635,796	CAD	826,646	Morgan Stanley & Co. Inc.	12/21/16	5,346
USD	288,486	CAD	378,773	Morgan Stanley & Co. Inc.	12/21/16	(389)
USD	491,047	CAD	646,316	Morgan Stanley & Co. Inc.	12/21/16	(1,872)
USD	409,144	EUR	362,589	Morgan Stanley & Co. Inc.	12/21/16	358
USD	275,170	EUR	245,686	Morgan Stanley & Co. Inc.	12/21/16	(1,818)
USD	269,920	EUR	239,605	Morgan Stanley & Co. Inc.	12/21/16	(213)
USD	3,750,340	GBP	2,859,448	Morgan Stanley & Co. Inc.	12/21/16	38,079
USD	229,426	GBP	172,893	Morgan Stanley & Co. Inc.	12/21/16	4,968
USD	452,391	GBP	340,183	Morgan Stanley & Co. Inc.	12/21/16	10,750
USD	295,994	GBP	226,198	Morgan Stanley & Co. Inc.	12/21/16	2,334
USD	132,019	GBP	100,895	Morgan Stanley & Co. Inc.	12/21/16	1,033
USD	677,112	GBP	517,261	Morgan Stanley & Co. Inc.	12/21/16	5,581
USD	202,462	GBP	156,105	Morgan Stanley & Co. Inc.	12/21/16	(200)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	420,557	JPY	43,287,294	Morgan Stanley & Co. Inc.	12/21/16	$(7,797)
USD	526,017	JPY	53,597,585	Morgan Stanley & Co. Inc.	12/21/16	(4,363)
USD	389,971	JPY	39,979,666	Morgan Stanley & Co. Inc.	12/21/16	(5,652)
USD	144,691	JPY	14,735,466	Morgan Stanley & Co. Inc.	12/21/16	(1,126)
USD	273,761	JPY	27,792,811	Morgan Stanley & Co. Inc.	12/21/16	(1,266)
USD	141,270	JPY	14,242,279	Morgan Stanley & Co. Inc.	12/21/16	334
USD	267,741	JPY	26,847,984	Morgan Stanley & Co. Inc.	12/21/16	2,064
USD	429,651	JPY	43,485,152	Morgan Stanley & Co. Inc.	12/21/16	(661)
USD	268,270	JPY	26,975,090	Morgan Stanley & Co. Inc.	12/21/16	1,335
USD	1,120,562	NOK	9,328,116	Morgan Stanley & Co. Inc.	12/21/16	(46,491)
USD	171,863	NOK	1,416,416	Morgan Stanley & Co. Inc.	12/21/16	(5,347)
USD	210,410	NOK	1,685,906	Morgan Stanley & Co. Inc.	12/21/16	(516)
USD	117,630	NZD	161,561	Morgan Stanley & Co. Inc.	12/21/16	342
USD	634,894	NZD	878,639	Morgan Stanley & Co. Inc.	12/21/16	(2,967)
USD	5,376,597	SEK	45,846,783	Morgan Stanley & Co. Inc.	12/21/16	11,175
USD	80,704	SEK	681,899	Morgan Stanley & Co. Inc.	12/21/16	902
USD	135,968	SEK	1,151,580	Morgan Stanley & Co. Inc.	12/21/16	1,199
USD	234,889	SEK	1,986,775	Morgan Stanley & Co. Inc.	12/21/16	2,378
USD	124,379	SEK	1,062,155	Morgan Stanley & Co. Inc.	12/21/16	75
USD	173,988	SEK	1,484,839	Morgan Stanley & Co. Inc.	12/21/16	219
USD	438,621	SEK	3,729,893	Morgan Stanley & Co. Inc.	12/21/16	2,114
USD	183,313	SGD	250,237	Morgan Stanley & Co. Inc.	12/21/16	(243)
USD	825,844	SGD	1,121,115	Morgan Stanley & Co. Inc.	12/21/16	3,472
USD	1,067,934	SGD	1,438,884	Morgan Stanley & Co. Inc.	12/21/16	12,469
USD	774,481	SGD	1,058,357	Morgan Stanley & Co. Inc.	12/21/16	(1,856)
USD	132,342	SGD	180,585	Morgan Stanley & Co. Inc.	12/21/16	(123)
USD	105,812	SGD	143,714	Morgan Stanley & Co. Inc.	12/21/16	394
USD	561,672	SGD	764,502	Morgan Stanley & Co. Inc.	12/21/16	887

Total						$(185,833)

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

Notes to Consolidated Schedule of Investments (unaudited) (continued)

At September 30, 2016, the Portfolio had the following open swap contracts:

SWAP COUNTERPARTY	NOTIONAL AMOUNT		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE PORTFOLIO	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank AG	214,063	HKD	4/21/2017	Huaneng Power International Inc.†	1-Month LIBOR plus 55 basis points	—	$6,008
Deutsche Bank AG	569,159	HKD	4/21/2017	CGN Power Co., Ltd.†	1-Month LIBOR plus 55 basis points	—	5,496
Deutsche Bank AG	31,442	GBP	4/21/2017	Aggreko PLC†	1-Month LIBOR plus 50 basis points	—	3,454
Deutsche Bank AG	139,007	HKD	4/21/2017	Huadian Power International Corp., Ltd.†	1-Month LIBOR plus 55 basis points	—	2,719
Deutsche Bank AG	43,490	GBP	4/21/2017	Drax Group PLC†	1-Month LIBOR plus 50 basis points	—	1,620
Deutsche Bank AG	52,535	EUR	4/21/2017	Stoxx Europe 600 Utilities†	1-Month LIBOR plus 110 basis points	—	1,408
Deutsche Bank AG	270,452	HKD	4/21/2017	CLP Holdings Ltd.†	1-Month LIBOR plus 55 basis points	—	530
Deutsche Bank AG	82,431	HKD	4/21/2017	Cheung Kong Infrastructure Holdings Ltd.†	1-Month LIBOR plus 55 basis points	—	231
Deutsche Bank AG	221,766	HKD	4/21/2017	China Resources Power Holdings Co., Ltd.†	1-Month LIBOR plus 55 basis points	—	(3)
Deutsche Bank AG	677,876	HKD	4/21/2017	HK Electric Investments and HK Electric Investments Ltd.†	1-Month LIBOR plus 55 basis points	—	(1,051)
Deutsche Bank AG	123,248	EUR	4/21/2017	CAC 40 Index†	1-Month LIBOR plus 110 basis points	—	(1,464)
Deutsche Bank AG	141,995	HKD	4/21/2017	China Shenhua Energy Co., Ltd.†	1-Month LIBOR plus 55 basis points	—	(1,985)
Deutsche Bank AG	203,644	HKD	4/21/2017	Shanghai Electric Group Co., Ltd.†	1-Month LIBOR plus 372 basis points	—	(2,646)
Deutsche Bank AG	43,519	EUR	4/21/2017	ESTX 50 Price Index†	1-Month LIBOR plus 110 basis points	—	(5,154)
Deutsche Bank AG	82,398	GBP	4/21/2017	1-Month LIBOR plus 45 basis points	Pennon Group PLC†	—	2,665

Deutsche Bank AG	79,960	GBP	4/21/2017	Centrica PLC†	1-Month LIBOR plus 50 basis points	—	(448)
Deutsche Bank AG	29,572	GBP	4/21/2017	SSE PLC†	1-Month LIBOR plus 50 basis points	—	(753)
Deutsche Bank AG	2,815	EUR	4/28/2017	Endesa SA†	1-Month LIBOR plus 50 basis points	—	(3,268)
Deutsche Bank AG	89,680	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	Obrascon Huarte Lain SA†	—	36,050
Deutsche Bank AG	69,288	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	Gamesa Corporacion Tecnologica SA†	—	13,691
Deutsche Bank AG	226,713	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	EDP Renovaveis SA†	—	13,568
Deutsche Bank AG	154,105	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	Ferrovial SA†	—	10,065
Deutsche Bank AG	105,378	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	Philips Lighting NV†	—	9,839
Deutsche Bank AG	60,260	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	Aena SA†	—	6,793
Deutsche Bank AG	203,687	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	Veolia Environnement SA†	—	6,426
Deutsche Bank AG	84,934	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	Engie†	—	3,624
Deutsche Bank AG	67,637	EUR	4/28/2017	Energias de Portugal SA†	1-Month LIBOR plus 50 basis points	—	939
Deutsche Bank AG	22,471	EUR	4/28/2017	Abertis Infraestructuras SA†	1-Month LIBOR plus 50 basis points	—	(727)
Deutsche Bank AG	73,044	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	Suez Environnement Co.†	—	(3,114)
Deutsche Bank AG	318,082	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	Electricite de France†	—	(12,341)
Deutsche Bank AG	178,650	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	Groupe Eurotunnel SE†	—	(15,055)
Deutsche Bank AG	31,455		5/1/2017	S-Oil Corp.†	1-Month LIBOR plus 60 basis points	—	638
Deutsche Bank AG	1,334,989	MXN	7/3/2017	28 day TIIE plus 70 basis points	OHL Mexico SAB de CV†	—	10,912
Deutsche Bank AG	51,691		7/17/2017	1-Month LIBOR plus 75 basis points	PT Perusahaan Gas Negara Persero†	—	8,475
Deutsche Bank AG	52,992		4/24/2018	1-Month LIBOR plus 50 basis points	CCR SA†	—	10,114

Deutsche Bank AG	25,911		4/24/2018	1-Month LIBOR plus 50 basis points	CPFL Energia SA†	—	9,123
Deutsche Bank AG	33,902		4/24/2018	1-Month LIBOR plus 50 basis points	Companhia Paranaense de Energia- Copel†	—	8,454
Deutsche Bank AG	36,217		4/24/2018	1-Month LIBOR plus 50 basis points	Cia de Saneamento Basico do Estado de Sau Paulo†	—	8,305
Deutsche Bank AG	38,864		4/24/2018	1-Month LIBOR plus 50 basis points	Companhia de Transmissao de Energia Eletrica Paulista†	—	7,062
Deutsche Bank AG	37,035		4/24/2018	1-Month LIBOR plus 50 basis points	Equatorial Energia SA†	—	7,032
Deutsche Bank AG	19,129		4/24/2018	1-Month LIBOR plus 50 basis points	Ecorodovias Infraestrutura e Logistica SA†	—	5,962
Deutsche Bank AG	28,783		4/24/2018	1-Month LIBOR plus 50 basis points	AES Tiete Energia SA†	—	3,290
Deutsche Bank AG	34,781		4/24/2018	1-Month LIBOR plus 50 basis points	Centrais Electricas Brasileiras SA†	—	(2,612)
Deutsche Bank AG	2,355		9/13/2018	1-Month LIBOR plus 180 basis points	Interconexion Electrica SA†	—	(77)
Deutsche Bank AG	3,150		9/13/2018	1-Month LIBOR plus 180 basis points	Cementos Argos SA†	—	(124)
Deutsche Bank AG	2,379		9/13/2018	1-Month LIBOR plus 180 basis points	Inversiones Argos SA†	—	(210)
Deutsche Bank AG	8,692		9/13/2018	1-Month LIBOR plus 180 basis points	Ecopetrol SA†	—	(855)

Total	$3,919,840						$152,606

†	Periodic payments made/received by the Portfolio are based on the total return of the referenced entity.

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Interbank Equilibrium Interest Rate

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016